Note 6 - Disclosures to the Statement of Income and Loss - Cost of Research and Development (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Development cost of prototypes	€ 24,340	€ 7,723	€ 42,670	€ 8,792	€ 27,632	€ 8,234	€ 2,102
Personnel expenses					11,340	21,652	2,243
Software fees and subscriptions	259		465		506	91	44
Professional services	48	127	165	380	352	267	284
Depreciation and amortization	136	58	273	105	284	171	78
Other	181	295	223	433	495	54	186
Cost of research and development	€ 30,402	€ 10,432	€ 53,142	€ 12,825	40,609	30,469	4,937
CSOP
Statement Line Items [Line Items]
Personnel expenses					€ 1,137	€ 17,723	€ 0